Basis of presentation and material accounting policies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Basis of presentation and material accounting policies
Impairment of intangible asset		$ 2,905	$ 3,961
Net income	$ 0	$ 0